Company financial information - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Company Financial Information [Line Items]
Dividend payout ratio when exceeded will receive close Fed scrutiny (percent)	30.00%
Minimum
Company Financial Information [Line Items]
Collateral for extensions of credit, percentage of amount of credit limit	100.00%
Maximum
Company Financial Information [Line Items]
Collateral for extensions of credit, percentage of amount of credit limit	130.00%
Basel I
Company Financial Information [Line Items]
Minimum Ratio for Leverage to be Well Capitalized (percent)	5.00%
Bank Subsidiaries
Company Financial Information [Line Items]
Statutory amount available for dividend payments without regulatory approval	$ 2,900,000,000
Liquid assets	1,900,000,000
Dividends declared	1,000,000,000	679,000,000	156,000,000
Required average Federal Reserve balance, under the Federal Reserve Act	$ 5,700,000,000	$ 5,400,000,000
Credit Extensions To Affiliates
Company Financial Information [Line Items]
Extensions of credit by the banks percentage of such bank's regulatory capital (percent)	10.00%
Credit Extensions In Aggregate To BNY And All Affiliates
Company Financial Information [Line Items]
Extensions of credit by the banks percentage of such bank's regulatory capital (percent)	20.00%